NOTE 3. ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
NOTE 3. ACCOUNTS RECEIVABLE

NOTE 3. ACCOUNTS RECEIVABLE

Accounts receivable was comprised of the following amounts as of December 31, 2012 and 2011:

	2012	2011

Gross trade accounts receivable from customers	$484,982	$161,005
Allowance for doubtful customer accounts	0	0
Accounts receivable, net	$484,982	$161,005

There was no bad debt expenses recognized during the years ended December 31, 2012 and 2011 in the accompanying consolidated income statements.